ORGANIZATION AND BUSINESS OPERATIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND BUSINESS OPERATIONS
1.	ORGANIZATION AND BUSINESS OPERATIONS

Alternative Ballistics Corporation (the “Company”) was incorporated in the State of Nevada on August 27, 2020. Our office is located at 5940 S. Rainbow Blvd, Las Vegas, NV 89118.

Alternative Ballistics Corporation is a next generation less-lethal technology company. It is a new venture, which specializes in the production and distribution of a less-lethal impact munition known as “The Alternative® - to Lethal Force” designed for the law enforcement industry.

Basis of Presentation

The accompanying financial statements represent the results of operations, financial position and cash flows of Alternative Ballistics Corporation. prepared on the accrual basis of accounting and conform to accounting principles generally accepted in the United States of America.

Going Concern

The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. Management evaluated all relevant conditions and events that are reasonably known or reasonably knowable, in the aggregate, as of the date the financial statements are issued and determined that substantial doubt exists about the Company’s ability to continue as a going concern. The Company’s ability to continue as a going concern is dependent on the Company’s ability to generate revenues and raise capital. The Company has not generated sufficient revenues to provide sufficient cash flows to enable the Company to finance its operations internally. As of June 30, 2026 and December 31, 2025, the Company had $37,710 and $4,116 cash on hand, respectively. At June 30, 2026 and December 31, 2025, the Company has an accumulated deficit of $103,064,429 and $99,630,838, respectively. For the six months ended June 30, 2026, the Company had a net loss and cash used in operations of $3,433,591 and $653,406, respectively. For the twelve months ended December 31, 2025, the Company had a net loss and cash used in operations of $41,103,717 and $1,157,600, respectively. These factors raise substantial doubt about the Company’s ability to continue as a going concern.

Over the next twelve months management intends to raise additional capital through debt and equity financing in order to promote and sell its products. If the Company fails to obtain additional capital the Company may be forced to scale back or discontinue its operations. However, there is no guarantee the Company will raise capital to continue operations. The financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

1.	ORGANIZATION AND BUSINESS OPERATIONS

Alternative Ballistics Corporation (the “Company”) was incorporated in the State of Nevada on August 27, 2020. Our offices are located at 5940 S. Rainbow Blvd, Las Vegas, NV 89118.

Alternative Ballistics Corporation is a next generation less-lethal technology company. It is a new venture, which specializes in the production and distribution of a less-lethal impact munition known as “The Alternative® - to Lethal Force” designed for the law enforcement industry.

Basis of Presentation

The accompanying financial statements represent the results of operations, financial position and cash flows of Alternative Ballistics Corporation. prepared on the accrual basis of accounting and conform to accounting principles generally accepted in the United States of America.

Going Concern

The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. Management evaluated all relevant conditions and events that are reasonably known or reasonably knowable, in the aggregate, as of the date the financial statements are issued and determined that substantial doubt exists about the Company’s ability to continue as a going concern. The Company’s ability to continue as a going concern is dependent on the Company’s ability to generate revenues and raise capital. The Company has not generated sufficient revenues to provide sufficient cash flows to enable the Company to finance its operations internally.

As of December 31, 2025 and 2024, the Company had $4,116 and $234,907 cash on hand, respectively. At December 31, 2025 and 2024, the Company has an accumulated deficit of $99,630,838 and $58,527,121, respectively. For the twelve months ended December 31, 2025, the Company had a net loss and cash used in operations of $41,103,717 and $1,157,600, respectively. For the twelve months ended December 31, 2024, the Company had a net loss and cash used in operations of $15,323,704 and $1,591,452, respectively. These factors raise substantial doubt about the Company’s ability to continue as a going concern.

Over the next twelve months management intends to raise additional capital through debt and equity financing in order to promote and sell its products. If the Company fails to obtain additional capital the Company may be forced to scale back or discontinue its operations. However, there is no guarantee the Company will raise capital to continue operations. The financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.